Commitments and Contingencies (Details) (Freedom Medical, Inc. lawsuit)	0 Months Ended
	Sep. 20, 2012 item	Dec. 30, 2011 item
Freedom Medical, Inc. lawsuit
Commitments and Contingencies
Number of insurance companies filing complaints		2
Number of actions in which parties settled all the asserted claims	3